SHARE CAPITAL, TREASURY SHARES AND DIVIDENDS - Additional Information (Details)	1 Months Ended	12 Months Ended			24 Months Ended
	Jan. 31, 2018 vessel shares	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2017 USD ($) vessel	Dec. 31, 2019 USD ($) $ / shares shares	Sep. 30, 2018 USD ($) $ / shares shares
Class of Stock [Line Items]
Common Stock, value, authorized | $		$ 10,000,000	$ 10,000,000		$ 10,000,000	$ 7,500,000
Common stock, shares, authorized (in shares)		200,000,000			200,000,000	150,000,000
Share capital, par value (in dollars per share) | $ / shares		$ 0.05	$ 0.05		$ 0.05	$ 0.05
Number of vessels acquired | vessel				16
Treasury shares acquired (in shares)		855,000	445,000		1,300,000
Shares distribution (in shares)		305,000
Treasury shares held (in shares)		995,000	445,000		995,000
Dividends | $		$ 46,600,000	$ 64,900,000
Dividends per share (in usd per share) | $ / shares		$ 0.33	$ 0.45
Share capital, shares outstanding (in shares)		143,277,697	143,827,697		143,277,697
Contributed Capital Surplus [Member]
Class of Stock [Line Items]
Reclassified from additional paid in capital | $		$ 0	$ 472,538,000	$ 0
2016 Share Option Scheme [Member]
Class of Stock [Line Items]
Shares issued for Equity Incentive Plan (in shares)			75,000
Proceeds from issuance of shares | $			$ 300,000
Hemen Holdings Ltd [Member]
Class of Stock [Line Items]
Shares issued for consideration (in shares)	2,000,000
Number of vessels acquired | vessel	1